Inventories (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Components of Inventories
Finished goods	$ 117.9	$ 104.5
Work-in-process	9.0	5.9
Raw materials and supplies	67.4	57.3
Provision for obsolete finished goods and raw materials	(5.3)	(6.2)
Total inventories	$ 189.0	$ 161.5